Loans and Allowance for Loan Losses - Credit risk profile of the company's loan portfolio based on rating category and payment activity (Details 2) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 195,988,766	$ 187,684,292
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	140,691,759	136,438,338
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	47,395,344	44,561,089
Real estate loans | 1-4 family | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	44,120,334	41,530,699
Real estate loans | 1-4 family | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,323,266	655,049
Real estate loans | 1-4 family | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	1,951,744	2,375,341
Real estate loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,381,680	40,474,855
Real estate loans | Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	37,628,385	38,122,972
Real estate loans | Commercial Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	454,194	53,750
Real estate loans | Commercial Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	2,299,101	2,298,133
Real estate loans | Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	41,223,190	40,119,130
Real estate loans | Agricultural Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	40,383,644	39,109,241
Real estate loans | Agricultural Real Estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 839,546	887,048
Real estate loans | Agricultural Real Estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross		122,841
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 25,453,058	26,813,880
Commercial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	25,117,982	$ 26,563,823
Commercial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	51,196
Commercial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	283,880	$ 250,057
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	16,102,856	11,844,973
Agricultural business | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	15,110,606	11,586,833
Agricultural business | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 992,250	$ 258,140
Agricultural business | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 11,691,545	$ 11,283,264
Home Equity | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	11,324,889	10,833,853
Home Equity | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	68,044	162,103
Home Equity | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	298,612	287,308
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,741,093	12,587,101
Consumer | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	13,501,477	12,386,412
Consumer | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	52,656	80,544
Consumer | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable gross	$ 186,960	$ 120,145